Other income (expense) - Schedule of Other (Expense) Income (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Net early debt redemption gains	[1]	$ 89	$ 91	$ 89	$ 357
Interest income		15	15	29	41
Equity gains (losses) from investments in associates and joint ventures
Operations		7	(1)	10	(1)
Gains (losses) on change in fair value of derivatives		(62)	(43)	(29)	(42)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(1)	(7)	(12)	(10)
Other		10	(85)	9	(65)
Total other income (expense)	[2]	$ 58	$ (30)	$ 96	$ 280

[1]	We have presented amounts from the previous period to make them consistent with the presentation for the current period.
[2]	We have presented amounts from the previous period to make them consistent with the presentation of the current period.